Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Advantage Large Cap Core Portfolio
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
HEICO Corp. , Class A ................. 140 $ 21,552
Lockheed Martin Corp. ................ 5,536 2,518,160
2,539,712
Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc. .. 10,983 1,335,203
Automobiles — 1.4%
General Motors Co. .................. 40,272 1,826,335
Tesla, Inc.
(a)
........................ 6,194 1,088,844
2,915,179
Banks — 2.0%
Bank of America Corp. ................ 31,529 1,195,580
Columbia Banking System, Inc. .......... 1,795 34,733
JPMorgan Chase & Co. ............... 11,624 2,328,287
KeyCorp .......................... 34,197 540,654
Valley National Bancorp
(b)
.............. 10,084 80,269
4,179,523
Beverages — 1.7%
Coca-Cola Co. (The) ................. 19,788 1,210,630
PepsiCo, Inc. ...................... 13,148 2,301,031
3,511,661
Biotechnology — 4.0%
AbbVie, Inc. ....................... 7,184 1,308,206
Amgen, Inc. ....................... 5,161 1,467,375
Exelixis, Inc.
(a)
...................... 8,409 199,546
Gilead Sciences, Inc. ................. 35,738 2,617,808
Incyte Corp.
(a)
...................... 18,473 1,052,407
Neurocrine Biosciences, Inc.
(a)
........... 6,193 854,139
United Therapeutics Corp.
(a)
............. 2,561 588,313
8,087,794
Broadline Retail — 4.4%
Amazon.com, Inc.
(a)
.................. 50,369 9,085,560
Building Products — 1.2%
A O Smith Corp. .................... 12,607 1,127,822
Builders FirstSource, Inc.
(a)
............. 4,228 881,750
Owens Corning ..................... 2,935 489,558
2,499,130
Capital Markets — 3.1%
Invesco Ltd. ....................... 101,186 1,678,676
Moody's Corp. ...................... 4,995 1,963,185
Morningstar, Inc. .................... 459 141,542
MSCI, Inc. ........................ 765 428,744
Nasdaq, Inc. ....................... 26,368 1,663,821
SEI Investments Co. .................. 6,658 478,710
T. Rowe Price Group, Inc. .............. 252 30,724
6,385,402
Chemicals — 0.3%
LyondellBasell Industries NV , Class A ...... 525 53,697
PPG Industries, Inc. .................. 3,356 486,284
539,981
Commercial Services & Supplies — 0.6%
Cintas Corp. ....................... 1,940 1,332,838
Construction & Engineering — 0.9%
AECOM .......................... 6,369 624,671
Quanta Services, Inc. ................. 2,574 668,725
Valmont Industries, Inc. ................ 1,974 450,625
1,744,021
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp. ............... 1,044 $ 764,866
Walmart, Inc. ....................... 38,592 2,322,080
3,086,946
Containers & Packaging — 0.1%
Packaging Corp. of America ............ 1,478 280,495
Electric Utilities — 0.5%
OGE Energy Corp.
(b)
.................. 32,029 1,098,595
Electrical Equipment — 0.5%
AMETEK, Inc. ...................... 3,779 691,179
Rockwell Automation, Inc. .............. 974 283,756
974,935
Electronic Equipment, Instruments & Components — 1.1%
TE Connectivity Ltd. .................. 15,567 2,260,951
Energy Equipment & Services — 0.5%
Baker Hughes Co. , Class A ............. 12,314 412,519
Schlumberger NV ................... 10,754 589,427
1,001,946
Entertainment — 0.8%
Electronic Arts, Inc. .................. 4,907 651,012
Liberty Media Corp.-Liberty Formula One , Class
C
(a)
........................... 2,681 175,874
Netflix, Inc.
(a)
....................... 1,080 655,916
ROBLOX Corp. , Class A
(a)
.............. 611 23,328
Roku, Inc. , Class A
(a)
................. 1,936 126,169
Warner Bros Discovery, Inc.
(a)
........... 3,598 31,410
1,663,709
Financial Services — 4.6%
Berkshire Hathaway, Inc. , Class B
(a)
....... 4,844 2,036,999
Mastercard, Inc. , Class A ............... 8,191 3,944,540
Visa, Inc. , Class A ................... 12,232 3,413,706
9,395,245
Food Products — 0.6%
Hershey Co. (The) ................... 6,693 1,301,789
Gas Utilities — 0.1%
Atmos Energy Corp. .................. 217 25,795
New Jersey Resources Corp.
(b)
.......... 2,375 101,911
127,706
Ground Transportation — 0.8%
Old Dominion Freight Line, Inc. .......... 7,452 1,634,298
Health Care Equipment & Supplies — 2.2%
Dexcom, Inc.
(a)
..................... 4,353 603,761
Intuitive Surgical, Inc.
(a)
................ 2,104 839,685
Medtronic plc ...................... 13,590 1,184,369
Stryker Corp. ...................... 5,375 1,923,551
4,551,366
Health Care Providers & Services — 2.1%
Cardinal Health, Inc. .................. 5,256 588,146
Cencora, Inc. ...................... 1,848 449,046
Elevance Health, Inc. ................. 4,949 2,566,254
Laboratory Corp. of America Holdings ...... 2,956 645,768
UnitedHealth Group, Inc. ............... 27 13,357
4,262,571
Health Care Technology — 0.3%
(a)
Teladoc Health, Inc. .................. 17,122 258,542
Veeva Systems, Inc. , Class A ............ 1,164 269,687
528,229

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Advantage Large Cap Core Portfolio
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 2.2%
Boyd Gaming Corp. .................. 23,535 $ 1,584,376
Domino's Pizza, Inc. .................. 3,545 1,761,440
McDonald's Corp. ................... 917 258,548
MGM Resorts International
(a)
............ 19,876 938,346
4,542,710
Household Durables — 1.6%
DR Horton, Inc. ..................... 7,984 1,313,767
Leggett & Platt, Inc. .................. 21,076 403,606
Toll Brothers, Inc. .................... 12,157 1,572,751
3,290,124
Household Products — 1.2%
Kimberly-Clark Corp. ................. 19,321 2,499,171
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The) .................... 45,406 814,130
Insurance — 3.0%
Marsh & McLennan Cos., Inc. ........... 12,976 2,672,796
Progressive Corp. (The) ............... 10,402 2,151,342
Reinsurance Group of America, Inc. ....... 5,789 1,116,582
Travelers Cos., Inc. (The) .............. 426 98,040
6,038,760
Interactive Media & Services — 7.4%
Alphabet, Inc. , Class A
(a)
............... 39,670 5,987,393
Alphabet, Inc. , Class C
(a)
............... 21,116 3,215,122
Meta Platforms, Inc. , Class A ............ 10,195 4,950,488
Pinterest, Inc. , Class A
(a)
............... 17,205 596,497
Snap, Inc. , Class A
(a)
................. 27,232 312,624
15,062,124
IT Services — 0.1%
Snowflake, Inc. , Class A
(a)
.............. 1,923 310,757
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. .............. 4,713 685,789
Machinery — 3.3%
Cummins, Inc. ...................... 1,887 556,005
Flowserve Corp. .................... 10,815 494,029
Oshkosh Corp. ..................... 18,630 2,323,347
Otis Worldwide Corp. ................. 4,291 425,968
Parker-Hannifin Corp. ................. 3,727 2,071,429
Snap-on, Inc. ...................... 1,971 583,850
Xylem, Inc. ........................ 2,722 351,791
6,806,419
Media — 1.3%
Comcast Corp. , Class A ............... 28,391 1,230,750
Fox Corp. , Class A
(b)
.................. 39,112 1,223,032
Fox Corp. , Class B ................... 756 21,637
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
312 9,266
Paramount Global , Class B ............. 6,657 78,353
2,563,038
Metals & Mining — 0.7%
Nucor Corp. ....................... 7,003 1,385,894
Multi-Utilities — 0.5%
CMS Energy Corp. ................... 14,011 845,424
DTE Energy Co. .................... 885 99,244
944,668
Oil, Gas & Consumable Fuels — 3.2%
Chevron Corp. ...................... 711 112,153
ConocoPhillips ..................... 2,511 319,600
Devon Energy Corp. .................. 22,554 1,131,760
EOG Resources, Inc. ................. 10,228 1,307,548
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. ................... 9,845 $ 1,144,383
Marathon Petroleum Corp. ............. 8,613 1,735,520
Pioneer Natural Resources Co. .......... 969 254,362
Valero Energy Corp. .................. 3,186 543,818
6,549,144
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp. ................ 11,367 953,805
Passenger Airlines — 0.4%
American Airlines Group, Inc.
(a)
........... 16,039 246,198
Delta Air Lines, Inc. .................. 13,471 644,857
891,055
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co. ............... 26,836 1,455,316
Eli Lilly & Co. ...................... 6,231 4,847,469
Merck & Co., Inc. .................... 8,127 1,072,358
Pfizer, Inc. ........................ 30,549 847,735
Zoetis, Inc. , Class A .................. 2,103 355,848
8,578,726
Residential REITs — 1.1%
Apartment Income REIT Corp. ........... 3,027 98,287
Camden Property Trust ................ 12,714 1,251,057
Equity Residential ................... 13,463 849,650
2,198,994
Semiconductors & Semiconductor Equipment — 9.5%
Applied Materials, Inc. ................ 13,672 2,819,577
Broadcom, Inc. ..................... 131 173,629
Cirrus Logic, Inc.
(a)
................... 1,589 147,078
Intel Corp. ........................ 3,025 133,614
Lam Research Corp. ................. 1,044 1,014,319
Micron Technology, Inc. ................ 7,864 927,087
Monolithic Power Systems, Inc. .......... 56 37,935
NVIDIA Corp. ...................... 12,278 11,093,910
QUALCOMM, Inc. ................... 17,881 3,027,253
19,374,402
Software — 12.0%
Adobe, Inc.
(a)
....................... 3,903 1,969,454
Crowdstrike Holdings, Inc. , Class A
(a)
....... 112 35,906
Datadog, Inc. , Class A
(a) (b)
.............. 3,586 443,230
Fortinet, Inc.
(a)
...................... 15,329 1,047,124
Manhattan Associates, Inc.
(a)
............ 9,122 2,282,598
Microsoft Corp. ..................... 36,562 15,382,365
Nutanix, Inc. , Class A
(a)
................ 1,624 100,233
Oracle Corp. ....................... 6,976 876,255
ServiceNow, Inc.
(a)
................... 515 392,636
Synopsys, Inc.
(a)
.................... 1,608 918,972
Teradata Corp.
(a)
.................... 11,134 430,552
Workday, Inc. , Class A
(a)
............... 1,559 425,217
Zoom Video Communications, Inc. , Class A
(a)
. 3,194 208,792
Zscaler, Inc.
(a)
...................... 112 21,574
24,534,908
Specialized REITs — 0.5%
Equinix, Inc. ....................... 934 770,858
Lamar Advertising Co. , Class A .......... 459 54,809
SBA Communications Corp. ............ 491 106,400
932,067
Specialty Retail — 1.7%
AutoNation, Inc.
(a)
.................... 6,210 1,028,252
Best Buy Co., Inc. ................... 4,968 407,525
Home Depot, Inc. (The) ............... 1,502 576,167
Penske Automotive Group, Inc.
(b)
......... 2,484 402,383

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Advantage Large Cap Core Portfolio
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
Ross Stores, Inc. .................... 1,114 $ 163,491
TJX Cos., Inc. (The) .................. 7,486 759,230
Ulta Beauty, Inc.
(a)
................... 232 121,308
3,458,356
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc. ........................ 72,465 12,426,298
HP, Inc. .......................... 7,167 216,587
12,642,885
Trading Companies & Distributors — 0.5%
Watsco, Inc.
(b)
...................... 214 92,442
WESCO International, Inc. .............. 2,553 437,278
WW Grainger, Inc. ................... 424 431,335
961,055
Total Long-Term Investments — 99 .0%
(Cost: $ 159,637,953 ) .............................. 202,343,766
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(e)
.................. 2,232,273 $ 2,233,389
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 1,809,091 1,809,091
Total Short-Term Securities — 2 .0%
(Cost: $ 4,042,480 ) ............................... 4,042,480
Total Investments — 101 .0%
(Cost: $ 163,680,433 ) .............................. 206,386,246
Liabilities in Excess of Other Assets — (1.0) % ............. (1,981,912)
Net Assets — 100.0% ...............................
$ 204,404,334
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 2,234,202
(a)
$ — $ (813) $ — $ 2,233,389 2,232,273 $ 10,390
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,533,477 275,614
(a)
— — — 1,809,091 1,809,091 22,365 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 3,431,619 — (3,430,120)
(a)
(1,434) (65) — — — —
$ (2,247) $ (65) $ 4,042,480 $ 32,755 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Advantage Large Cap Core Portfolio
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 8 06/21/24 $ 2,123 $ 41,269
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 202,343,766 $ — $ — $ 202,343,766
Short-Term Securities
Money Market Funds ...................................... 4,042,480 — — 4,042,480
$ 206,386,246 $ — $ — $ 206,386,246
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 41,269 $ — $ — $ 41,269
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust